Commitments and contingencies (Details)	Sep. 30, 2015 USD ($)
Other Commitments [Line Items]
2015	$ 37,768,383
2016	28,818
Total	37,797,201
Vessels Under Construction [Member]
Other Commitments [Line Items]
2015	37,680,000
2016	0
Total	37,680,000
Loan Commitment Fees [Member]
Other Commitments [Line Items]
2015	66,652
2016	0
Total	66,652
Office Space [Member]
Other Commitments [Line Items]
2015	21,731
2016	28,818
Total	$ 50,549